B5 Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Current Inventories Alternative [Abstract]
Summary of Inventories
Inventories
	2019	2018
Raw materials, components, consumables
and manufacturing work in progress	8,209	7,484
Finished products and goods for resale	8,742	9,667
Contract work in progress	13,912	12,104
Inventories, net	30,863	29,255

Movements in Obsolescence Allowances
Movements in obsolescence allowances
	2019	2018	2017
Opening balance	2,611	2,425	2,412
Additions, net	2,228	1,079	1,319
Utilization	(1,459)	(987)	(1,210)
Translation differences	22	94	(91)
Balances regarding acquired/divested businesses	(16)	—	(5)
Closing balance	3,386	2,611	2,425